Note 45 - Depreciation	12 Months Ended
Dec. 31, 2020
Depreciation and amortisation expense
Disclosure of Depreciation

45. Depreciation and amortization

The breakdown of the balance under this heading in the accompanying consolidated income statements for the years ended December 2020, 2019 and 2018 is as follows:

Depreciation and amortization (Millions of Euros)
	Notes	2020	2019	2018
Tangible assets	17	781	876	533
For own use		453	523	529
Right-of-use assets		324	349
Investment properties and other		3	3	5
Intangible assets	18.2	507	510	500
Total		1.288	1.386	1.034